PROPERTY, PLANT AND EQUIPMENT - Schedule of composition of property, plant and equipment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 aircraft	Dec. 31, 2020 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 10,186,697	$ 9,091,130
Advances paid to aircraft manufacturers	$ 452,765	$ 242,069
Number of aircraft transferred to held for sale | aircraft	0
Non-current assets or disposal groups classified as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft	9
Non-current assets or disposal groups classified as held for sale | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 34,760
Number of aircraft transferred to held for sale | aircraft	3	6	6
Non-current assets or disposal groups classified as held for sale | Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 296,198
Number of aircraft transferred to held for sale | aircraft	6
Non-current assets or disposal groups classified as held for sale | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft transferred to held for sale | aircraft		1		11
Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 19,219,099	$ 17,501,631
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(9,032,402)	(8,410,501)
Subtotal Properties, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,471,143	6,891,925
Subtotal Properties, plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,010,085	11,864,870
Subtotal Properties, plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,538,942)	(4,972,945)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	479,871	258,246
Construction in progress | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	479,871	258,246
Construction in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,818	44,244
Land | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	39,818	44,244
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60,423	67,558
Buildings | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	120,736	129,036
Buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(60,313)	(61,478)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,641,941	6,230,144
Plant and equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,727,067	10,738,500
Plant and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,085,126)	(4,508,356)
Own aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,846,920	5,596,636
Own aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,678,834	9,856,365
Own aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,831,914)	(4,259,729)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	795,021	633,508
Other | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,048,233	882,135
Other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(253,212)	(248,627)
Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,078	1,376
Machinery | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,005	29,092
Machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(22,927)	(27,716)
Information technology equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	19,293	17,342
Information technology equipment | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	158,900	163,382
Information technology equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(139,607)	(146,040)
Fixed installations and accessories
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,973	54,410
Fixed installations and accessories | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	174,859	186,179
Fixed installations and accessories | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(126,886)	(131,769)
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,997	5,175
Motor vehicles | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,320	49,560
Motor vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(42,323)	(44,385)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	174,749	213,430
Leasehold improvements | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	236,509	266,631
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(61,760)	(53,201)
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,715,554	2,199,205
Right of use | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,209,014	5,636,761
Right of use | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,493,460)	(3,437,556)
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,548,055	2,145,082
Aircraft | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,810,997	5,388,147
Aircraft | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,262,942)	(3,243,065)
Other assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	167,499	54,123
Other assets | Gross Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	398,017	248,614
Other assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (230,518)	$ (194,491)